Condensed Consolidated Balance Sheets ¥ in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 1,306,100	$ 1,826,834
Accounts receivable, net of allowance for Current Expected Credit Loss ("CECL") - trade receivable of $73 and $134,960, respectively	20,656
Prepayments	288,087	116,877
Other receivables	33,783	482
Total Current Assets	1,648,626	1,944,193
Property and equipment, net	3,564,515	3,249,686
Non-Current Assets
Intangible asset - trademarks	9,287	8,924
VAT credit	2,439	5,198
Total Other Assets	11,726	14,122
Total Assets	5,224,867	5,208,001
Current Liabilities:
Accounts payable and accrued liabilities	$ 29,803	196,813
Due to related party		$ 3,395
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred income	$ 9,295	$ 1,270
Series A warrants liabilities	528,400	1,424,932
Total Current Liabilities	567,498	1,626,410
Total Liabilities	567,498	1,626,410
Shareholders' Equity:
Ordinary shares: 2,000,000 shares authorized, par value: $0.025 per share, 1,068,686 and 1,008,686 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	26,717	25,217
Additional paid in capital	7,747,239	9,870,996
Statutory reserve		327,140
Accumulated deficit	(3,676,714)	(6,552,641)
Accumulated other comprehensive income (loss)	560,127	(89,121)
Total Shareholders' Equity	4,657,369	3,581,591
Total Liabilities and Shareholders' Equity	$ 5,224,867	$ 5,208,001